Note 17 - Investment in Joint Venture and Other Investment (Details) - Investment in Joint Venture - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Investment in Joint Venture [Abstract]
Balance	$ 6,183,800	$ 5,196,196
Total gain for period included in Investment income	1,212,938	987,604	$ 196,196
Balance	$ 7,396,738	$ 6,183,800	$ 5,196,196